SHARE BASED COMPENSATION - Disclosure of share-based payment (Details) - June 26, 2023	6 Months Ended
Jun. 30, 2023 USD ($) Years $ / shares
Share Options
Disclosure of classes of share capital [line items]
Allotment date	June 26, 2023
Share price	$ 19.34
Exercise price	$ 18.83
Expected term | Years	5
Risk-free interest rate	3.96%
Average standard deviation	67.80%
Fair value | $	$ 11.03
Restricted Share Units
Disclosure of classes of share capital [line items]
Allotment date	June 26, 2023
Share price - RSUs	$ 19.34
Exercise price	$ 0
Expected term | Years	0
Risk-free interest rate	0.00%
Average standard deviation	0.00%
Fair value | $	$ 19.34